6. EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2013
EquipmentTablesAbstract
Equipment

		September 30, 2013			December 31, 2012
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value

Office equipment	$118,915	$93,356	$25,559	$122,931	$90,900	$32,031
Computer equipment	510,245	380,015	130,230	523,893	353,944	169,949
Field equipment	524,078	294,249	229,829	540,422	274,694	265,728
Buildings	271,758	210,899	60,859	280,936	209,077	71,859
	$1,424,996	$978,519	$446,477	$1,468,182	$928,615	$539,567